Significant Accounting Policies - New Accounting Pronouncements (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 01, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle
Income tax provision									$ 1,637	$ 3,317	$ 3,386
Consolidated Statements of Cash Flows
Cash paid to other suppliers and employees									(15,348)	(15,478)	(14,035)
Net cash provided by operating activities									8,007	10,141	8,539
Net cash used in financing activities									(6,751)	(6,761)	4,879
Reconciliation of net income to net cash provided by operating activities:
Accrued expenses									(371)	131	892
Consolidated Statements of Income
Operating expenses									19,028	18,491	17,053
Operating profit	$ 3,108	$ 2,499	$ 2,117	$ 1,793	$ 3,000	$ 2,824	$ 2,357	$ 2,185	9,517	10,366	9,475
Other expense									208	28	21
ASU 2016-09 | Previously Reported
New Accounting Pronouncements or Change in Accounting Principle
Income tax provision									$ (53)
Consolidated Statements of Cash Flows
Cash paid to other suppliers and employees										(15,550)	(14,162)
Net cash provided by operating activities										10,069	8,412
Excess tax benefits from stock-based compensation										72	127
Net cash used in financing activities										(6,689)	5,006
Reconciliation of net income to net cash provided by operating activities:
Accrued expenses										59	765
ASU 2016-09 | Adjustment
Consolidated Statements of Cash Flows
Cash paid to other suppliers and employees										72	127
Net cash provided by operating activities										72	127
Excess tax benefits from stock-based compensation										(72)	(127)
Net cash used in financing activities										(72)	(127)
Reconciliation of net income to net cash provided by operating activities:
Accrued expenses										72	127
ASU 2017-07 | Previously Reported
Consolidated Statements of Income
Operating expenses										18,519	17,074
Operating profit										10,338	9,454
ASU 2017-07 | Adjustment
Consolidated Statements of Income
Operating expenses										(28)	(21)
Operating profit										28	21
Other expense										$ 28	$ 21
ASU 2014-09
Consolidated Statements of Income
Retained earnings adjustment												$ 13
ASU 2014-09 | Retail/LTC Segment
Consolidated Statements of Income
Number of differences related to revenue accounting for ExtraBucks Rewards customer loyalty program | item									1